Stock Based Compensation - Stock activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares Available for Issuance Under the Plan
Beginning balance (in shares)	35,500,603	2,880,358
Additional shares authorized (in shares)		62,903,028
Options and restricted stock units granted (in shares)	(3,147,553)	(36,074,010)
Options canceled (in shares)	3,260,091	5,791,227
Ending balance (in shares)	35,613,141	35,500,603	2,880,358
Number of Shares Outstanding Under the Plan
Beginning balance (in shares)	38,404,493	28,983,226
Options granted (in shares)		35,732,754
Options exercised (in shares)	(503,480)	(20,138,817)
Options canceled (in shares)	(2,985,501)	(6,172,670)
Ending balance (in shares)	34,915,512	38,404,493	28,983,226
Exercisable (in shares)	16,096,923	14,248,234	15,225,162
Unvested (in shares)	18,818,589	24,156,259	13,758,064
Weighted- Average Exercise Price
Beginning balance (in dollars per share)	$ 5.89	$ 0.19
Options granted (in dollars per share)	0	6.70
Options exercised (in dollars per share)	0.22	0.78
Options canceled (in dollars per share)	1.32	0.51
Ending balance (in dollars per share)	6.35	5.89	$ 0.19
Exercisable, weighted-average exercise price (in dollars per share)	0.21	0.18	0.08
Unvested, weighted-average exercise price (in dollars per share)	$ 11.60	$ 9.25	$ 0.31
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Options outstanding, weighted-average remaining contractual term	7 years 5 months 8 days	8 years 3 months 7 days	7 years 8 months 1 day
Exercisable, weighted-average remaining contractual term	5 years 11 months 1 day	6 years 5 months 12 days	6 years 10 months 6 days
Unvested, weighted-average remaining contractual term	8 years 8 months 26 days	9 years 4 months 2 days	8 years 6 months 29 days
Options outstanding, aggregate intrinsic value	$ 536,745	$ 542,074	$ 13,056
Exercisable, aggregate intrinsic value	346,242	282,364	8,492
Unvested, aggregate intrinsic value	$ 190,503	$ 259,710	$ 4,564
Restricted stock units
Number of Plan shares outstanding
Outstanding at December 31, 2019 (in shares)	341,256	0
Restricted stock units granted (in shares)	3,147,553	341,256
Restricted stock units released (in shares)	0	0
Restricted stock units canceled (in shares)	(274,590)	0
Outstanding at December 31, 2019 (in shares)	3,214,219	341,256	0
Weighted-Average Grant Date Fair Value per share
Unvested at December 31, 2019 (in dollars per share)	$ 17.68	$ 0
Granted (in dollars per share)	21.82		$ 17.68
Vested (in dollars per share)	0	0
Forfeited (in dollars per share)	24.50	0
Unvested at December 31, 2020 (in dollars per share)	$ 21.15	$ 17.68	$ 0
As Previously Reported
Number of Shares Available for Issuance Under the Plan
Beginning balance (in shares)		3,855,385
Ending balance (in shares)			3,855,385
Number of Shares Outstanding Under the Plan
Beginning balance (in shares)		38,794,307
Ending balance (in shares)			38,794,307
Weighted- Average Exercise Price
Beginning balance (in dollars per share)		$ 0.14
Ending balance (in dollars per share)			$ 0.14
Retroactive application of recapitalization
Number of Shares Available for Issuance Under the Plan
Beginning balance (in shares)		(975,027)
Ending balance (in shares)			(975,027)
Number of Shares Outstanding Under the Plan
Beginning balance (in shares)		(9,811,081)
Ending balance (in shares)			(9,811,081)
Weighted- Average Exercise Price
Beginning balance (in dollars per share)		$ 0.05
Ending balance (in dollars per share)			$ 0.05